Summary of Significant Accounting Policies - Schedule of Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unvested Restricted Share Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	1,191,344	894,770	509,533